OTHER INCOME (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OTHER INCOME
Gain due to disposal of Property, plant and equipment	$ 1,665,503	$ 222,898	$ 754,338
Recovery PIS credit and COFINS Brazil (1)	2,816,267	20,454,256
Income from construction contract compensation	2,836,127
Supplier compensation (2)	5,298,437
Others	766,123	802,707	556,151
Total	$ 13,382,457	$ 21,479,861	$ 1,310,489